Label	Element	Value
Corporate Conversion, shares	maryj_CorporateConversion	$ 527,876
Members' Equity
Contributed Capital	maryj_ContributedCapital	527,876
Retained Earnings / Accumulated Deficit
Net income (loss)	us-gaap_NetIncomeLoss	$ (273,583)